UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spruce Private Investors, LLC
Address: One Stamford Plaza
         263 Tresser Boulevard, 15th Floor
         Stamford, CT  06901

13F File Number:  028-14739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bastone
Title:     Chief Operating Officer
Phone:     203 428-2600

Signature, Place, and Date of Signing:

 /s/ Robert Bastone     Stamford, CT     February 8, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $161,395 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPATH DYNM VIX   06741l609      931    20223 SH       SOLE                    16900        0     3323
ISHARES INC                    MSCI AUSTRALIA   464286103     1891    75237 SH       SOLE                    27600        0    47637
ISHARES INC                    MSCI SWITZERLD   464286749      246     9168 SH       SOLE                        0        0     9168
ISHARES INC                    MSCI SWEDEN      464286756      249     8254 SH       SOLE                        0        0     8254
ISHARES INC                    MSCI GERMAN      464286806      463    18726 SH       SOLE                        0        0    18726
ISHARES INC                    MSCI HONG KONG   464286871     1924    99056 SH       SOLE                    36600        0    62456
ISHARES TR                     BARCLYS 7-10 YR  464287440     3479    32365 SH       SOLE                    18092        0    14273
ISHARES TR                     S&P NTL AMTFREE  464288414     9749    88117 SH       SOLE                        0        0    88117
ISHARES TR                     HIGH YLD CORP    464288513     6239    66833 SH       SOLE                    39365        0    27468
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365     2811    73088 SH       SOLE                        1        0    73087
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     3822    58690 SH       SOLE                        0        0    58690
SPDR GOLD TRUST                GOLD SHS         78463V107     1530     9441 SH       SOLE                        0        0     9441
SPDR INDEX SHS FDS             S&P CHINA ETF    78463X400    32849   443360 SH       SOLE                   185404        0   257956
SPDR INDEX SHS FDS             S&P INTL ETF     78463x772      328     6811 SH       SOLE                        0        0     6811
SPDR S&P 500 ETF TR            TR UNIT          78462F103     5338    37483 SH       SOLE                        0        0    37483
SPDR SERIES TRUST              S&P DIVID ETF    78464a763      595    10237 SH       SOLE                        0        0    10237
UBS AG JERSEY BRH              LNG SHT VIX      902641596     1095    56230 SH       SOLE                    43360        0    12870
UNITED STS COMMODITY INDEX F   COMM IDX FND     911717106      640    10919 SH       SOLE                        0        0    10919
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    19957   237504 SH       SOLE                        0        0   237504
VANGUARD INDEX FDS             SMALL CP ETF     922908751      455     5626 SH       SOLE                        0        0     5626
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    23147   315876 SH       SOLE                    98560        0   217316
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     1368    27675 SH       SOLE                        0        0    27675
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      414     9047 SH       SOLE                        0        0     9047
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    11333   254511 SH       SOLE                        0        0   254511
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874    10684   218757 SH       SOLE                    81451        0   137306
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315    16449   287618 SH       SOLE                    24299        0   263319
WISDOMTREE TRUST               JAPN HEDGE EQT   97717w851     3409    92429 SH       SOLE                    40519        0    51910